Consolidated Statements of Cash Flows		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net income		¥ 163,357,234	$ 23,359,773	¥ 107,314,352	¥ 260,527,601
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		88,932,780	12,717,218	115,746,538	116,870,237
Impairment of goodwill		66,491,000	9,508,087	81,008,000
Impairment of indefinite-lived intangible assets		17,331,000	2,478,300	39,072,000	16,027,000
Impairment of long-lived assets		20,893,149	2,987,681	12,600,000	40,559,449
Noncash lease expense		246,116,498	35,194,191	263,911,503	271,156,173
Losses (gains) from disposal of subsidiaries		5,399,022	772,050	(488,227)	1,223,952
Gains from disposal of equity securities		(164,007,612)	(23,452,777)
Gains from early termination of operating leases		(52,949,738)	(7,571,712)
Allowances for credit losses		81,698,368	11,682,711	56,241,392	38,858,275
Losses (gains) on equity securities held		(5,000,000)	(714,990)	14,953,679	6,998,104
Losses (gains) on disposal of property, plant and equipment		35,565,640	5,085,819	(25,338,789)	2,166,990
Foreign exchange (gains) losses, net		30,801,965	4,404,622	(27,497,303)	(372,186)
Deferred taxes		(15,068,107)	(2,154,711)	(18,840,322)	(2,423,339)
Other non-cash (income) expenses		(4,163,620)	(595,390)	2,644,112	(4,554,719)
Changes in operating assets and liabilities:
Accounts receivable		3,471,625	496,436	(4,015,520)	(5,359,275)
Inventories		1,959,310	280,178	14,618,912	4,764,959
Amounts due from related parties		1,032,243	147,609	(1,416,495)	8,372,296
Other current assets		1,901,317	271,885	(3,067,256)	(47,920,887)
Other assets		8,481,614	1,212,855	3,725,971	17,250,340
Accounts payable		(18,962,750)	(2,711,637)	(3,021,869)	(50,451,092)
Amounts due to related parties		55,926	7,997	1,151,882	(5,406,910)
Salary and welfare payable		(4,452,881)	(636,754)	(7,916,485)	(3,010,962)
Deferred revenue		(47,846,198)	(6,841,915)	(42,787,510)	(33,539,045)
Advance from customers		(3,664,385)	(524,000)	3,305,355	(3,211,266)
Accrued expenses and other current liabilities		60,924,816	8,712,133	3,161,614	26,174,961
Income tax payable		(16,746,673)	(2,394,742)	(23,195,720)	32,861,850
Unrecognized tax benefits		17,858,529	2,553,736	57,946,428	28,569,943
Operating lease liabilities		(234,674,168)	(33,557,960)	(247,702,691)	(256,017,527)
Other long-term liabilities		(3,462,443)	(495,123)	1,264,213	(5,065,347)
Net cash generated from operating activities		281,273,461	40,221,570	373,377,764	455,049,575
Investing activities:
Prepayments and purchases of property, plant and equipment		(261,153,578)	(37,344,465)	(79,582,039)	(87,764,045)
Purchases of intangible assets				(37,057)	(740,406)
Proceeds from disposal of property, plant and equipment		429,141	61,366	139,900,865	2,951,611
Purchases of short-term investments					(262,680,045)
Proceeds from maturities of short-term investments		10,475	1,498	417,701,142	167,009,370
Purchases of long-term time deposits				(222,230,000)	(63,340,000)
Purchases of long-term investments				(10,400,000)
Proceeds from disposal of equity securities		188,059,939	26,892,214	21,812,329
Proceeds from disposal of subsidiaries				2,807,500	37,800,000
Loans to related parties				(858,000)
Repayment of loans from related parties		1,964,624	280,937	363,347
Repayment of loans from third parties				5,900,000	14,553,007
Loans to franchisees		(15,275,441)	(2,184,359)	(14,323,813)	(22,643,066)
Repayment of loans from franchisees		23,188,484	3,315,909	84,337,321	121,145,169
Net cash (used in) generated from investing activities		(62,776,356)	(8,976,900)	345,391,595	(93,708,405)
Financing activities:
Distribution to the shareholders (Note 1)		(43,022,395)	(6,152,121)	(70,936,321)
Repurchase of ordinary shares		(5,327)	(762)	(365,284)	(19,706,775)
Proceeds from bank loans				200,000,000	174,000,000
Repayment of bank loans		(400,000)	(57,199)	(117,200,000)	(458,300,000)
Loan from non-controlling interest					272,500
Purchase of noncontrolling interests				(966,000)
Net cash (used in) generated from financing activities		(43,427,722)	(6,210,082)	10,532,395	(303,734,275)
Effect of exchange rate changes on cash and cash equivalents and restricted cash		(21,832,297)	(3,121,976)	4,299,472	32,086
Net increase in cash and cash equivalents and restricted cash		153,237,086	21,912,612	733,601,226	57,638,981
Cash and cash equivalents and restricted cash at the beginning of the year		1,525,201,938	218,100,976	791,600,712	733,961,731
Cash and cash equivalents and restricted cash at the end of the year		1,678,439,024	240,013,588	1,525,201,938	791,600,712
Supplemental disclosure of cash flow information:
Interest paid		(7,771,545)	(1,111,316)	(7,880,777)	(14,053,841)
Income taxes paid	[1]	(56,820,441)	(8,125,215)	(82,576,531)	(61,735,423)
Shares received from Argyle		11,006,420	$ 1,573,897
Reconciliation of cash, cash and equivalents and restricted cash
Cash and cash equivalents		1,652,179,474		1,490,235,562	765,547,547
Restricted cash, current		7,389,650		16,096,476	6,576,906
Restricted cash, non-current		18,869,900		18,869,900	19,476,259
Total cash, cash and equivalents and restricted cash shown in the statements of cash flows		¥ 1,678,439,024		¥ 1,525,201,938	¥ 791,600,712

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB56,820,441 (USD8,125,215) in Chinese mainland, and nil in jurisdictions outside Chinese mainland.